SHARE CAPITAL: (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Shareholders' Equity
Summary of the activity for the warrants whose fair value measurements are estimated utilizing Level 3 inputs

2019
Fair value on January 1, 2019	$3,628
Adjustments-finance expenses	4,570
Fair value on February 14, 2019	$8,198

2019
Fair value on January 1, 2019	3,628
Adjustments- finance expenses	4,570
Fair value on February 14, 2019	8,198

Summary of assumptions used in valuation of the fair value of the warrants

	Derivative Financial Instrument
	February 14, 2019	January 1, 2019

Share price	$1.84	$2.50
Expected term	End of 2022	End of 2022
Risk free rate	2.49%	1.37%
Volatility	52%	48%

	Derivative Financial Instrument
	February 14, 2019	January 1, 2019
Stock price (USD)	$1.84	$2.5
Expected term	End of 2022	End of 2022
Risk free rate	2.49%	1.37%
Volatility	52%	48%

Summary of Options granted to employees and directors

	Year ended December 31, 2019
	Award	Exercise			Vesting
	amount	price range			period	Expiration
Employees	1,098,590	$0.60	-	$1.55	4 years	2029

Directors	495,000	$0.47	-	$1.03	3 years	2029
	Year ended December 31, 2018
	Award amount	Exercise price range			Vesting period	Expiration
Employees	1,379,203	$2.94	-	$4.00	2-4 years	2028

Directors	353	NIS 14.73			4 years	2028

Summary of assumptions used in valuation of the fair value of the options granted

The fair value of each option granted in the nine months ended September 30, 2019 was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

Nine months ended
September 30, 2019
Value of ordinary share	$1.03 - $1.54
Dividend yield	0%
Expected volatility	51.5% - 68.6%
Risk-free interest rate	2.2% - 2.5%
Expected term (years)	5.5 - 6.9

The fair value of each option granted in the nine months ended September 30, 2020 was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

Nine months ended
September 30, 2020
Value of ordinary share	$0.15 - $0.17
Dividend yield	0%
Expected volatility	64.9% - 67.4%
Risk-free interest rate	0.30% to 0.39%
Expected term (years)	5.5 - 6.5

	Year ended December 31
	2019			2018
Value of ordinary share	$0.47	-	$1.54	$2.93	-	$4.00
Dividend yield	—			—
Expected volatility	51.5%-68.8%			54.0%-71.8%
Risk-free interest rate	1.7%-2.5%			1.41%-3.10%
Expected term	4.95-7 years			5.38-7 years

Summary of outstanding and exercisable options

			Weighted Average
		Weighted	Remaining
	Number of	Average	Contractual Life in
	Shares	Exercise Price	Years
Options outstanding - January 1, 2020	3,822,374	$2.50	8.5
Granted	885,000
Forfeited/expired/cancelled	(1,578,031)
Options outstanding - September 30, 2020	3,129,343	$2.44	7.9
Options exercisable - September 30, 2020	2,389,840	$3.01	7.5

	Employees, directors and consultants
	Number of options	USD(1)
Outstanding at December 31, 2017	1,220,762	$3.21
Granted	1,379,556	$3.52
Forfeited	(90,282)	$2.69
Expired	(54,519)	$5.22
Exercised	(1,750)	$3.13
Outstanding at December 31, 2018	2,453,767	$3.32
Granted	1,593,590	$1.03
Forfeited	(221,611)	$1.30
Expired	(3,372)	$13.32
Exercised	—	—
Outstanding at December 31, 2019	3,822,374	$2.50
(1)	Weighted-average exercise price per ordinary share. NIS-denominated exercise prices were converted to USD using the year-end Bank of Israel representative rate.

Summary of information concerning outstanding and exercisable options as of December 31, 2019, in terms of ordinary shares

December 31, 2019
Options outstanding			Options exercisable
	Number of	Weighted	Number of	Weighted
	options	Average	options	Average
Exercise	outstanding	Remaining	exercisable	Remaining
prices per	at end of	Contractual	at end of	contractual
share (USD)	year	Life	year	Life
$25-72	6,948	1.98	6,948	1.98
$6-7	14,189	3.90	14,189	3.90
$3-5	1,079,056	8.42	786,513	8.39
$2-3	1,330,452	7.60	824,326	7.30
$1-2	1,336,729	9.48	180,188	9.39
$0-1	55,000	9.87	—	—

	3,822,374		1,812,164

Summary of the effect of share-based compensation on the statements of operations

	Three months ended		Nine months ended
	September 30,		September 30,
	2020	2019	2020	2019
Research and development	$(290)	$154	$(166)	$438
General and administrative	(67)	168	70	632
	$(357)	$322	$(96)	$1,070

	Year ended December 31
	2019	2018
Research and development	$470	$275
General and administrative	$688	$1,651
	$1,158	$1,926